RETIREMENT BENEFITS - Net (Benefit) Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure
Percentage of the significant plans over global pension and postretirement liabilities, which utilize quarterly measurement policy	80.00%
U.S. Pension Plans
Amortization of unrecognized
Total net (benefit) expense	$ (184)	$ (173)	$ (183)
U.S. Pension Plans | Effect of change in the measurement policy from annually to quarterly
Amortization of unrecognized
Total net (benefit) expense	0	(23)	0
U.S. Qualified Pension Plan
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Benefits earned during the year	6	8	12
Interest cost on benefit obligation	541	538	565
Expected return on plan assets	(878)	(863)	(897)
Amortization of unrecognized
Prior service (benefit) cost	(3)	(4)	(1)
Net actuarial loss	105	104	96
Curtailment loss	0	21	0
Settlement (gain) loss	0	0	0
Special termination benefits	0	0	0
U.S. Qualified Pension Plan | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense	(229)	(196)	(225)
U.S. Nonqualified Pension Plan | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense	45	46	42
Non - U.S. Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Benefits earned during the year	178	210	199
Interest cost on benefit obligation	376	384	367
Expected return on plan assets	(384)	(396)	(399)
Amortization of unrecognized
Prior service (benefit) cost	1	4	4
Net actuarial loss	77	95	77
Curtailment loss	14	4	10
Settlement (gain) loss	53	13	35
Special termination benefits	9	8	1
Total net (benefit) expense	324	322	294
Non - U.S. Pension Plans | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense	324	322	294
Non - U.S. Pension Plans | Effect of change in the measurement policy from annually to quarterly
Amortization of unrecognized
Total net (benefit) expense	0	0	0
U.S. Postretirement Benefit Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Benefits earned during the year	0	0	0
Interest cost on benefit obligation	33	33	44
Expected return on plan assets	(1)	(2)	(4)
Amortization of unrecognized
Prior service (benefit) cost	0	(1)	(1)
Net actuarial loss	0	0	4
Curtailment loss	0	0	0
Settlement (gain) loss	0	0	0
Special termination benefits	0	0	0
Total net (benefit) expense	32	30	43
U.S. Postretirement Benefit Plans | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense	32	30	43
U.S. Postretirement Benefit Plans | Effect of change in the measurement policy from annually to quarterly
Amortization of unrecognized
Total net (benefit) expense	0	0	0
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Benefits earned during the year	15	43	29
Interest cost on benefit obligation	120	146	116
Expected return on plan assets	(121)	(133)	(108)
Amortization of unrecognized
Prior service (benefit) cost	(12)	0	0
Net actuarial loss	39	45	25
Curtailment loss	0	0	0
Settlement (gain) loss	0	(1)	0
Special termination benefits	0	0	0
Total net (benefit) expense	41	103	62
Non-U.S. Postretirement Benefit Plans | Before adjustment due to change in accounting policy
Amortization of unrecognized
Total net (benefit) expense	41	100	62
Non-U.S. Postretirement Benefit Plans | Effect of change in the measurement policy from annually to quarterly
Amortization of unrecognized
Total net (benefit) expense	$ 0	$ 3	$ 0